INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

16.   INVENTORIES

	December 31,
	2020	2021
	RMB	RMB

Crude oil and other raw materials	60,379	109,940
Work in progress	13,066	15,701
Finished goods	78,481	84,174
Spare parts and consumables	3,372	2,515
	155,298	212,330
Less: Allowance for diminution in value of inventories	(3,107)	(4,897)
	152,191	207,433

Allowance for diminution in value of inventories is analyzed as follows:

	2019	2020	2021
	RMB	RMB	RMB

Balance as at January 1	6,401	2,597	3,107
Allowance for the year	1,616	11,689	3,148
Reversal of allowance	(199)	(333)	(18)
Written off	(5,233)	(10,795)	(1,300)
Others	12	(51)	(40)
Balance as at December 31	2,597	3,107	4,897

During the years ended December 31, 2019, 2020 and 2021, the costs of inventories recognized as an expense in the consolidated income statement were RMB 2,438,298, RMB 1,657,227 and RMB 2,177,141, respectively. Such costs include the write-down of inventories of RMB 1,616, RMB 11,689 and RMB 3,148, respectively, and the reversal of write-down of inventories of RMB 199, RMB 333 and RMB 18, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated income statement. The write-down of inventories which were realized primarily with the sales of inventories for the years ended December 31, 2019, 2020 and 2021 were RMB 5,233, RMB 10,795 and RMB 1,300. The write-down of inventories for the year ended December 31, 2021 was mainly related to crude oil and finished goods.